Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Non-Current Assets
Property, plant and equipment, net	$ 1,565,355	$ 1,422,623
Right of use assets	360,181	260,776
Investment property	33,330	32,132
Intangible assets, net	36,120	31,337
Biological assets	30,622	19,355
Deferred income tax assets	8,758	10,321
Trade and other receivables, net	44,558	42,231
Derivative financial instruments	5,208	757
Other assets	1,701	1,071
Total Non-Current Assets	2,085,833	1,820,603
Current Assets
Biological assets	235,822	175,823
Inventories	274,022	239,524
Trade and other receivables, net	183,820	145,849
Derivative financial instruments	134	828
Other assets	0	8
Restricted short-term investment	98,571	0
Cash and cash equivalents	230,653	199,766
Total Current Assets	1,023,022	761,798
TOTAL ASSETS	3,108,855	2,582,401
Capital and reserves attributable to equity holders of the parent
Share capital	167,073	183,573
Share premium	793,169	851,060
Cumulative translation adjustment	(456,029)	(514,609)
Equity-settled compensation	18,792	16,073
Cash flow hedge	(44,872)	(60,932)
Other reserves	126,925	106,172
Treasury shares	(4,792)	(16,909)
Revaluation surplus	281,909	289,982
Reserve from the sale of non-controlling interests in subsidiaries	41,574	41,574
Retained earnings	202,342	115,735
Equity attributable to equity holders of the parent	1,126,091	1,011,719
Non-controlling interest	37,552	36,111
TOTAL SHAREHOLDERS EQUITY	1,163,643	1,047,830
Non-Current Liabilities
Trade and other payables	17,210	284
Borrowings	727,983	705,487
Lease liabilities	283,549	201,718
Deferred income tax liabilities	301,414	265,848
Payroll and social security liabilities	1,581	1,243
Derivatives financial instruments	96	0
Provisions for other liabilities	2,526	2,565
Total Non-Current Liabilities	1,334,359	1,177,145
Current Liabilities
Trade and other payables	242,397	168,746
Current income tax liabilities	422	1,625
Payroll and social security liabilities	29,964	25,051
Borrowings	279,769	112,164
Lease liabilities	54,431	45,136
Derivative financial instruments	2,961	1,283
Provisions for other liabilities	909	3,421
Total Current Liabilities	610,853	357,426
TOTAL LIABILITIES	1,945,212	1,534,571
TOTAL SHAREHOLDERS EQUITY AND LIABILITIES	$ 3,108,855	$ 2,582,401